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                                                      THE HARTFORD






October 7, 2005



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

RE: HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
    SEPARATE ACCOUNT VL II ("REGISTRANT")
    STAG VL LAST SURVIVOR II (SERIES II)
    FILE NO. 333-67373

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

     1. The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

     2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on September 20, 2005.

If you have any additional questions, please feel free to contact me at
(860) 843-8697.

Sincerely,

/s/ Michelle L. Lesperance

Michelle L. Lesperance
Paralegal

Enclosure